Employee Stock And Incentive Plan (Summary Of Nonvested RSU Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Share Units	43,500	19,015	79,133
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	85,597
Granted, Number of Share Units	48,133
Forfeited, Number of Share Units	(1,564)
Vested, Number of Share Units	(19,500)
Nonvested share units at end of period, Number of Share Units	112,666	85,597
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 17.89
Granted, Weighted Average Fair Value	$ 23.28	$ 17.99	$ 17.77
Forfeited, Weighted Average Fair Value	$ 20.78
Vested, Weighted Average Fair Value	$ 17.83
Nonvested share units at end of period, Weighted Average Fair Value	$ 20.16	$ 17.89